Accrued Expenses - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Warranty expense	$ 0.4	$ 0.4	$ 0.8	$ 2.7